Implications of the COVID-19 Pandemic	12 Months Ended
Dec. 31, 2020
Implications of the COVID-19 Pandemic
Implications of the COVID-19 Pandemic

(IN.2)Implications of the COVID-19 Pandemic

y Management Judgments and Estimates Due to the COVID-19 Pandemic

Management judgments and estimates can affect the amounts and reporting of assets and liabilities as at the reporting date, and the amounts of income and expense reported for the period. Due to the currently unforeseeable global consequences of the COVID-19 pandemic, these management judgments and estimates are subject to increased uncertainty. Actual amounts may differ from the management judgments and estimates; changes can have a material impact on the Consolidated Financial Statements. All available information on the expected economic developments and country-specific governmental mitigation measures was included when updating the management judgments and estimates. This information was also included in the analysis of the recoverability and collectability of assets and receivables.

As the pandemic continues to evolve, it is difficult to predict its duration and the magnitude of its impact on assets, liabilities, results of operations, and cash flows. We based our financial-statement-related estimates and assumptions on existing knowledge and best information available, and applied a scenario that assumes the COVID-19 situation will begin to recover as vaccine programs roll out globally, leading to a gradually improving demand environment in the second half of 2021.

For more information about the impact on goodwill, see Note (D.2).

We will continue to analyze possible future effects on the measurement of individual assets and liabilities.

SAP’s customers, particularly those in hard-hit industries, continue to be impacted by the economic consequences of the COVID-19 pandemic. Due to lockdowns in certain countries/regions, the level of impact and recovery is diverse and companies continue to face business uncertainty. Software as a service revenues (defined in Note (A.1)) were impacted by lower pay-as-you-go transactional revenues, mainly as a result of decreased worldwide travel affecting SAP’s Concur business, in 2020.